Vanguard SP 500 Growth Index Fund Average Annual Total Returns - Institutional Prospectus [Member]		12 Months Ended	60 Months Ended	69 Months Ended	118 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		36.07%	17.09%	17.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.88%	13.78%	14.20%	12.36%	12.48%
ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		35.95%	17.00%	16.96%
Performance Inception Date	Apr. 05, 2019
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		35.77%	16.75%	16.71%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.39%	13.72%	13.82%